UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement.
				     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Nelson, Benson, & Zellmer, Inc.
Address: 	3200 Cherry Creek South Drive
Suite 730
Denver, CO  80209

13F File Number:   28-1360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas Herrington
Title:		Senior Vice President
Phone:		303-778-6800
Signature, Place, and Date of Signing:

	Thomas Herrington	Denver, Colorado	April 19, 2002

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	111

Form 13F Information Table Value Total:	100296



List of Other included Managers:

  No. 	13F File Number		Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Pimco Low Duration Fund-A                       693390411      249 24768.128SH       SOLE                24768.128
3M Co.                         COM              88579Y101      872     7580 SH       SOLE                     7580
                                                              1741    15135 SH       DEFINED                 15135
AOL Time Warner Inc.           COM              00184a105       14      600 SH       SOLE                      600
                                                               413    17455 SH       DEFINED                 17455
Abbott Laboratories Inc.       COM              002824100      568    10800 SH       DEFINED                 10800
American Int'l Group Inc.      COM              026874107      487     6750 SH       SOLE                     6750
                                                              2158    29912 SH       DEFINED                 29912
Amgen Inc.                     COM              031162100      318     5325 SH       SOLE                     5325
                                                              1442    24170 SH       DEFINED                 24170
Anheuser Busch Co.             COM              035229103      731    14000 SH       DEFINED                 14000
Avon Products Inc.             COM              054303102      515     9480 SH       SOLE                     9480
                                                              1941    35740 SH       DEFINED                 35740
Banc One Corp.                 COM              059438101      364     8701 SH       DEFINED                  8701
Bellsouth Corp.                COM              079860102      419    11368 SH       SOLE                    11368
                                                                55     1504 SH       DEFINED                  1504
Cardinal Health Inc.           COM              14149Y108      311     4390 SH       SOLE                     4390
                                                               871    12288 SH       DEFINED                 12288
ChevronTexaco Corp.            COM              166764100     1083    12000 SH       SOLE                    12000
                                                               423     4685 SH       DEFINED                  4685
Citigroup Inc.                 COM              172967101      566    11421 SH       SOLE                    11421
                                                              2801    56565 SH       DEFINED                 56565
Computer Sciences Corp.        COM              205363104       20      400 SH       SOLE                      400
                                                               456     8990 SH       DEFINED                  8990
Conoco Inc.                    COM              208251504      430    14741 SH       SOLE                    14741
                                                               292    10000 SH       DEFINED                 10000
Costco Wholesale Corp          COM              22160k105      359     9010 SH       SOLE                     9010
                                                              1417    35590 SH       DEFINED                 35590
Dell Computer Corp.            COM              247025109       46     1750 SH       SOLE                     1750
                                                              1086    41595 SH       DEFINED                 41595
E I DuPont De Nemours          COM              263534109      401     8500 SH       SOLE                     8500
                                                                11      230 SH       DEFINED                   230
El Paso Corporation            COM              28336l109      348     7900 SH       SOLE                     7900
                                                              1666    37845 SH       DEFINED                 37845
Electronic Data Systems Corp.  COM              285661104       93     1610 SH       SOLE                     1610
                                                              1532    26410 SH       DEFINED                 26410
Eli Lilly and Co.              COM              532457108      211     2766 SH       DEFINED                  2766
Exxon Mobil Corp.              COM              30231g102      989    22566 SH       SOLE                    22566
                                                              1668    38060 SH       DEFINED                 38060
First Data Corp.               COM              319963104        9      100 SH       SOLE                      100
                                                               283     3245 SH       DEFINED                  3245
Fiserv Inc.                    COM              337738108      434     9440 SH       SOLE                     9440
                                                              1241    26985 SH       DEFINED                 26985
General Electric Co.           COM              369604103      964    25730 SH       SOLE                    25730
                                                              4444   118671 SH       DEFINED                118671
Goldman Sachs Group            COM              38141G104      111     1225 SH       SOLE                     1225
                                                              1268    14050 SH       DEFINED                 14050
Health Management Associates   COM              421933102      312    15030 SH       SOLE                    15030
                                                               834    40215 SH       DEFINED                 40215
Home Depot Inc.                COM              437076102      374     7700 SH       SOLE                     7700
                                                              2142    44070 SH       DEFINED                 44070
International Business Machine COM              459200101     3859    37105 SH       SOLE                    37105
                                                              2309    22202 SH       DEFINED                 22202
Johnson & Johnson              COM              478160104      715    11010 SH       SOLE                    11010
                                                              3176    48905 SH       DEFINED                 48905
MBNA Corp.                     COM              55262L100       71     1830 SH       SOLE                     1830
                                                              2702    70055 SH       DEFINED                 70055
Marsh & McLennan Cos.          COM              571748102      423     3750 SH       SOLE                     3750
                                                              2384    21150 SH       DEFINED                 21150
Masco Corp                     COM              574599106      312    11380 SH       SOLE                    11380
                                                              1003    36540 SH       DEFINED                 36540
Medtronic Inc.                 COM              585055106      436     9640 SH       SOLE                     9640
                                                              1019    22530 SH       DEFINED                 22530
Merck & Co.                    COM              589331107       77     1330 SH       SOLE                     1330
                                                              1966    34140 SH       DEFINED                 34140
Merrill Lynch & Co.            COM              590188108       36      650 SH       SOLE                      650
                                                               871    15720 SH       DEFINED                 15720
Northern Trust Corp.           COM              665859104      341     5670 SH       SOLE                     5670
                                                               917    15250 SH       DEFINED                 15250
Omnicom Group Inc.             COM              681919106       14      150 SH       SOLE                      150
                                                              1302    13790 SH       DEFINED                 13790
Oracle Corp.                   COM              68389x105       48     3720 SH       SOLE                     3720
                                                               636    49725 SH       DEFINED                 49725
Pepsico, Inc.                  COM              713448108      434     8430 SH       SOLE                     8430
                                                              1983    38505 SH       DEFINED                 38505
Pfizer Inc.                    COM              717081103      474    11925 SH       SOLE                    11925
                                                              2420    60889 SH       DEFINED                 60889
Principal Financial Group      COM              74251v102      366    14470 SH       SOLE                    14470
                                                              1737    68670 SH       DEFINED                 68670
Procter & Gamble Co.           COM              742718109     1027    11405 SH       DEFINED                 11405
SBC Communications Inc.        COM              78387G103      734    19600 SH       SOLE                    19600
                                                               426    11376 SH       DEFINED                 11376
Safeway Inc.                   COM              786514208      316     7010 SH       SOLE                     7010
                                                              2032    45125 SH       DEFINED                 45125
Schlumberger Ltd.              COM              806857108       62     1050 SH       SOLE                     1050
                                                               535     9100 SH       DEFINED                  9100
State Street Boston Corp.      COM              857477103       50      900 SH       SOLE                      900
                                                              2480    44790 SH       DEFINED                 44790
Sun Microsystems               COM              866810104       23     2645 SH       SOLE                     2645
                                                               531    60168 SH       DEFINED                 60168
Sysco Corp.                    COM              871829107      348    11670 SH       SOLE                    11670
                                                              1598    53600 SH       DEFINED                 53600
Target Corp.                   COM              87612e106      504    11680 SH       SOLE                    11680
                                                              1660    38495 SH       DEFINED                 38495
Texas Instruments Inc.         COM              882508104       73     2200 SH       SOLE                     2200
                                                              1275    38510 SH       DEFINED                 38510
United Parcel Service          COM              911312106      457     7520 SH       SOLE                     7520
                                                              1995    32805 SH       DEFINED                 32805
Verizon Communications         COM              92343v104      680    14748 SH       SOLE                    14748
                                                               154     3346 SH       DEFINED                  3346
Viacom Inc.                    COM              925524308      223     4602 SH       DEFINED                  4602
Walgreen Co.                   COM              931422109      347     8850 SH       SOLE                     8850
                                                              4372   111570 SH       DEFINED                111570
Walt Disney Co.                COM              254687106      272    11800 SH       DEFINED                 11800
Wells Fargo Bank               COM              949746101      861    17434 SH       DEFINED                 17434
Wrigley Wm Jr. Co.             COM              982526105      393     7368 SH       DEFINED                  7368
Wyeth                          COM              983024100     1136    17300 SH       DEFINED                 17300
Xcel Energy Inc.               COM              98389b100       28     1085 SH       SOLE                     1085
                                                               783    30906 SH       DEFINED                 30906
St. Mary Ld & Expl Co.                          792228108     1110    51126 SH       DEFINED                 51126
Butler Manufacturing Co.                        123655102        0    11378 SH       DEFINED                 11378